SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity Method Investments (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Investment income (loss)	$ 5.8